Document and Entity Information	9 Months Ended
Dec. 31, 2022
Document and Entity Information
Document Type	S-1
Entity Registrant Name	Neptune Wellness Solutions Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001401395
Amendment Flag	false